As filed with the Securities and Exchange Commission on January 21, 2014

1933 Act Registration No. 333-159992

1940 Act Registration No. 811-22309

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 12

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 14

TRANSPARENT VALUE TRUST

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service of process)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b) of Rule 485.
On (date) pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
X	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
On (date) pursuant to paragraph (a)(1) of Rule 485.
On January 28, 2014 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion

The information contained herein is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell these securities and is not soliciting an offer to buy these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Preliminary Prospectus dated January 21, 2014

TRANSPARENT VALUE TRUST

PROSPECTUS

[            ], 2014

TRANSPARENT VALUE DIRECTIONAL ALLOCATION VI

PORTFOLIO

CLASS I SHARES [        ]

CLASS II SHARES [        ]

INVESTMENT A DVISER:

GUGGENHEIM PARTNERS INVESTMENT MANAGEMENT, LLC

100 Wilshire Boulevard, 5th Floor

Santa Monica, CA 90401

INVESTMENT SUB-ADVISER:

TRANSPARENT V ALUE ADVISORS, LLC

330 Madison Avenue, 10th Floor

New York, NY 10017

www.transparentvalue.com

1-888-727-6885

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review important information about the Transparent Value Directional Allocation VI Portfolio (the “TV Directional VI Portfolio” or the “Portfolio”). Please read this prospectus and keep it for future reference. For detailed information about the Portfolio, please see:

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TRANSPARENT VALUE DIRECTIONAL ALLOCATION VI

PORTFOLIO

Portfolio Investment Objective

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect the fees and charges imposed under your variable annuity contracts or life insurance policies (“Contracts”). If it did, the overall fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

The Portfolio is not subject to any shareholder fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I Shares	Class II Shares
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses*	%	%
Shareholder Service Fees	None	0.25%
Total Annual Portfolio Operating Expenses	%	%
Less Expense Reimbursements*	(%)	(%)
Net Annual Portfolio Operating Expenses	%	%

*	Because the Portfolio is new, Other Expenses are based on estimated amounts for the current fiscal year.
**

Guggenheim Partners Investment Management, LLC (“Guggenheim” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest expense, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding [    ]% and [    ]% of the Portfolio’s average daily net assets of the Class I and Class II Shares, respectively, until January 31, 2016 (the “Agreement”). This Agreement may be terminated by the Board, for any reason at any time. If, at any point, Total Annual Portfolio Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the Portfolio’s Total Annual Portfolio Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

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Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Portfolio operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to reduce fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$	$
Class II Shares	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

The Portfolio uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance with the goal of capturing more upside in rising equity markets and limiting the downside - including up to 100% cash allocation- during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Transparent Value Directional Series Indexes (the “Directional Series Indexes”) - the Transparent Value Large-Cap 50 Market Index SM (with components that have betas close to one), the Transparent Value Large-Cap 50 Aggressive Index SM (with components that have betas higher than one) and the Transparent Value Large-Cap 50 Defensive Index SM (with components that have betas lower than one) - and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. As of December 31, 2013, the Directional Allocation Index was composed of 50 securities. A

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description of the Index’s methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).

The Portfolio will invest in securities representing the holdings of the Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Portfolio may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Portfolio will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term exchange-traded funds (“ETFs”), commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements, subject to the IRS diversification rules applicable to the Portfolio. To the extent that the Portfolio invests in money market mutual funds or short-term ETFs for cash positions, there will be some duplication of expenses because the Portfolio pays its pro-rata portion of such money market funds’ or ETFs’ advisory fees and operational fees. The Portfolio will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index. Such circumstances include, but are not limited to: when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as tax diversification requirements that apply to the Portfolio but not the Index or when the Adviser or Sub-Adviser is restricted from purchasing securities of a particular company on behalf of the Portfolio). In these instances, Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology.

Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Index is rebalanced at least quarterly or more frequently when economic conditions signal changes. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2013, market capitalizations of companies included in the Directional Index ranged from approximately $5.5 billion to $374.4 billion.

The Portfolio also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Portfolio track the Index, as well as in ETFs, futures, put and call options, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Portfolio stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Adviser and Sub-Adviser do not invest Portfolio assets based on their opinion of a security, instrument or company.

The Portfolio may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to the extent that the Index is so concentrated. The Portfolio is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Portfolio’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Portfolio should generally be similar to the turnover rate of the Index. As a result, the Portfolio may buy and sell securities frequently. This may

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result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Portfolio’s performance.

Principal Risks

As with all mutual funds, there is no assurance that the Portfolio will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Portfolio are set forth below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Common Stock Risk – Since it purchases common stock, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.

Quantitative Investment Strategy Risk – The Portfolio seeks to track a quantitative strategy index, meaning that the Portfolio invests in securities comprising an index created by a proprietary model. The success of the Portfolio’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Portfolio may have a lower return than if the Portfolio were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing – Unlike many investment companies, the Portfolio is not “actively managed.” Therefore, the Portfolio would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index.

Non-Correlation Risk – The Portfolio’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and pay expenses. To the extent the Portfolio uses a sampling methodology, the Portfolio will not fully replicate the Index and may hold securities not included in the Index. As a result, the Portfolio will be subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the Portfolio utilizes a sampling approach, it may not track the return of the Index as well as it would if the Portfolio purchased all of the securities in the Index.

Large Capitalization Company Risk – The large capitalization companies in which the Portfolio invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk – The Portfolio is non-diversified and, as a result, may have greater exposure to volatility than other Portfolios. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Portfolio’s share price. The Portfolio intends to maintain the required

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level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. In addition, the Portfolio intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code so that the owners of Contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts. Compliance with these Internal Revenue Code diversification requirements could limit the investment flexibility of the Portfolio and may cause the Portfolio to perform differently than a similarly managed fund that is not subject to such requirements.

Concentration Risk – The Portfolio’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Portfolio is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Portfolio to a greater extent than if the Portfolio’s assets were invested in a wider variety of industries. The amount of Portfolio assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when the Portfolio is small.

REIT Risk – The Portfolio is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. By investing in REITs indirectly through the Portfolio, a shareholder will bear expenses of the REITs in addition to expenses of the Portfolio.

Liquidity Risk - The Portfolio is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Portfolio would like, including in response to rebalancings or reconstitutions of the Index. The Portfolio may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance and the Portfolio’s degree of correlation with the return of the Index.

Derivatives Risk – A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Portfolio’s use of futures contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Liquidity risk is the risk that a security may be difficult or impossible to sell at the time and price that the Portfolio would like. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Portfolio’s share price and may also cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Portfolio’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Portfolio to lose more than the principal amount invested in a derivative instrument.

U.S. Government Securities Risk – Some of the U.S. government securities that the Portfolio may invest in are not backed by the full faith and credit of the United States government, which means they are

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neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Portfolio owns do not extend to shares of the Portfolio.

Repurchase Agreement Risk – The Portfolio’s use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Portfolio may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Investment Company Risk – When the Portfolio invests in another investment company, including an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company’s expenses. While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Performance Information

The Portfolio is new and, therefore, does not have performance history for a full calendar year. Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns and comparing the Portfolio’s performance to its Index. Performance for the Portfolio is updated daily, monthly and quarterly and may be obtained online at www.transparentvalue.com or by calling 1-888-727-6885.

Portfolio Management

Investment Adviser

Guggenheim serves as the investment adviser to the Portfolio.

Sub-Adviser

Transparent Value serves as the investment sub-adviser to the Portfolio.

Portfolio Managers

Armen Arus, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP® methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place. He has served as co-head of portfolio strategy of the Portfolio since its inception.

Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Managing Director of the Adviser, is primarily responsible for the day-to-day management of the Portfolio. He has served as a portfolio manager of the Portfolio since its inception.

Gennadiy Khayutin, a Senior Portfolio Manager for the Sub-Adviser and Managing Director of the Adviser, is responsible for the development of portfolio strategy. He has served as a portfolio manager of the Portfolio since its inception.

Julian Koski, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP® methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place. He has served as co-head of portfolio strategy of the Portfolio since its inception.

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Purchasing and Selling Shares

The Portfolio sells its shares only to separate accounts of various insurance companies (the “Insurer(s)”) and to various qualified plans (“Retirement Plans”). Shares are available through investment in various Retirement Plans or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers. Contract investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the Portfolio and to transfer to, and redeem amounts from, the Portfolio.

Tax Information

The Portfolio expects that distributions, if any will consist of ordinary income, capital gains, or some combination of both. Because shares of the Portfolio are available for purchase only by insurance companies as investment media to support variable products, such distributions will be received by such insurance companies and will not be taxable to owners of variable products. Please contact the insurance company that issued your variable product for more information on the tax status of the Portfolio.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is only offered as an underlying investment option for Contracts and to Retirement Plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a Contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a Retirement Plan. Further, these payments may create a conflict of interest by influencing the intermediary to recommend a Contract and the Portfolio over another investment. The prospectus or other offering documents for Contract or Retirement Plan may also contain additional information about these payments.

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Additional Index Information

Transparent Value Directional Allocation IndexSM (the “Transparent Value Index”) is part of the family of quantitative strategy indexes offered by Transparent Value, LLC that use rules-based analytics supplied by Transparent Value, LLC. Transparent Value, LLC allows the Sub-Adviser to use the Transparent Value Index as the benchmark for the Portfolio. The Adviser and Sub-Adviser are affiliates of Transparent Value, LLC, but do not have access to non-public index information used by Transparent Value, LLC other than the analytics supplied by Transparent Value, LLC and do not have any influence over an index.

The Transparent Value Index is the property of Transparent Value, LLC, which has contracted with S&P Dow Jones Indices LLC or its affiliate (“S&PDJI”) to maintain and calculate the Transparent Value Index. The Dow Jones U.S. Large-Cap Total Stock Market IndexSM (the “S&P Index”) is the property of S&PDJI and/or their third party licensors and has been licensed by S&PDJI for use by Transparent Value, LLC in connection with the Transparent Value Index. S&PDJI shall have no liability for any errors or omissions in calculating the Transparent Value Index.

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The RBP® Methodology

The Sub-Adviser believes that it’s better to avoid losers rather than trying to pick winners. Picking winners requires that an investor have knowledge of the future, which by definition is completely unknown. In contrast, the Sub-Adviser believes that in order to avoid losers an investor does not require knowledge of the future, but rather can rely on a known quantity of information: the stock price and current and past financial information. The Sub-Adviser believes that a stock becomes a loser when management of that company cannot deliver the business performance necessary to support its then current stock price.

The Sub-Adviser believes many stock analysts and investment managers in trying to pick winners employ subjective valuation techniques and that the informational value of such analysis, when used as the basis for investment management programs, varies widely. For example, investment managers have often used analytical valuation techniques designed to determine the underlying value of a stock in light of certain assumptions. Typically, these assumptions are defined with respect to basic business activities of a company (e.g., the creation of new product lines, increases in sales, the addition of new stores or the issuance of more insurance policies). These assumptions in turn lead to further assumptions about the company’s future revenues, which in the context of such valuation techniques then indicate a value for the company and a price per share of stock.

By contrast, the valuation techniques characterizing the RBP® methodology calculate the business performance that a company must achieve in order to support its then-current stock price based on information disclosed in the company’s publicly available financial reports. This metric is called the Required Business Performance® or RBP®1, and it is derived from a reverse discounted cash-flow analytic model using reported financial information. Then, based on growth and revenues during the prior three years, the RBP® methodology computes a probability (expressed as a percentage) that a company can achieve its then-current Required Business Performance. This metric is called the RBP® Probability score.

The Sub-Adviser believes that the RBP® Probability score is relevant for determining a company’s intrinsic value. The Sub-Adviser also believes that, as a general matter, pricing inefficiencies occur when a company’s actual revenues and growth deviate significantly from the required revenues and growth as implied by the current market price of a company’s stock. The RBP® methodology is designed to identify instances of such inefficiencies and to quantify related pricing discrepancies.

Over specified time periods, RBP® Probability scores may indicate the likelihood that a company can achieve its Required Business Performance. The Sub-Adviser believes that the RBP® methodology provides a disciplined, rules-based program which reduces the subjectivity and variability characterizing many, more traditional valuation techniques. There is no assurance the RBP® methodology will successfully identify companies that will achieve their RBP® or outperform the performance of other indices.

Risk of Index Data Disruption

The calculation or rebalancing of an Index may not be possible or feasible under certain circumstances, including, without limitation, a systems failure, natural or man-made disaster, act of God, act of terrorism, labor disruption or any similar intervening circumstance, that is beyond the reasonable control of the Index provider and that the Index provider determines affects an Index or any Index component. Upon

[1]	“Required Business Performance” and “RBP” are trademarks of Transparent Value, LLC.

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the occurrence of such events, the Index provider may, in its discretion, elect to determine the appropriate composition of an Index based on alternative calculation or rebalancing methodologies, which may or may not accurately reflect changes in the market value of the Index components. Because of the Portfolio’s passive management strategies, the Portfolio will seek to provide investment results that correspond to the performance of its Index, regardless of whether it is accurately calculated or rebalanced.

More Information about the Portfolio and Portfolio Investments

This Prospectus describes the Portfolio, which is a series of Transparent Value Trust, a Delaware statutory trust (the “Trust”). The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered insurance company separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

This Prospectus includes important information about the Portfolio that you should know before investing. You should read this Prospectus and keep it for future reference. You also should read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. The separate account prospectus contains important information about the Contract, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

Each Contract owner (“Contract Owner”) and Retirement Plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not discussed in this Prospectus. Detailed information about the fees associated with your investment program can be found in the disclosure documents governing your Contract or consult your plan administrator. You may incur additional fees, and be subject to different terms and conditions depending on your tax situation.

This prospectus describes the Portfolio’s principal investment strategies, and the Portfolio will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Portfolio also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These non-principal investments and strategies, as well as those described in this prospectus, are described in detail in the Portfolio’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Portfolio uses under normal conditions. The Portfolio has an investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise its respective Index. For purposes of this policy, “under normal circumstances” does not include the time period after a rebalancing or reconstitution (either a scheduled or ad hoc rebalancing or reconstitution) of the Portfolio’s underlying index that causes the Portfolio to be out of compliance with its 80% investment policy due to the fact that it is not possible or practicable to purchase the securities in the newly rebalanced/reconstituted Index or sell the applicable securities in the Portfolio’s portfolio (e.g., a security in the Index or the Portfolio’s portfolio is temporarily illiquid,

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unavailable or less liquid or the purchasing or selling a security implicates tax diversification requirements or other legal restrictions applicable to the Portfolio). In response to adverse market, economic, political, or other conditions, the Portfolio may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Portfolio’s investment objective and is believed to be, at the time the decision is made, in the best interest of the Portfolio. For example, the Portfolio may invest beyond the normal limits in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.

More Information about Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Portfolio:

Concentration Risk – The Portfolio’s assets will only be concentrated in an industry or group of industries to the extent that its Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Portfolio is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Portfolio to a greater extent than if the Portfolio’s assets were invested in a wider variety of industries. The amount of the Portfolio’s assets in a particular industry may not match the industry’s representation in the applicable Index during rebalancing or when the Portfolio is small.

Historically, the Index the Portfolio is designed to track has been concentrated from time to time in one or more of the following industries: industrials, financials, consumer staples, health care, information technology, energy and consumer discretionary. The principal risks relating to the Portfolio’s concentration in these industries are set forth below. However, the future composition of the Index may vary and, therefore, the Index’s historical industry concentrations may not match its future industry concentrations. Further, in the future, the Index may not be concentrated or may be concentrated in one or more other industries not identified below that are included in the Index.

Industrials Risks - A fund that concentrates in the industrial industry (or a group of industries related to the industrial industry) may be subject to greater risks than a portfolio without such a concentration. Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Financials Risks – A fund that concentrates in the financial industry may be subject to greater risks than a portfolio without such a concentration. Such a fund will be particularly subject to the risks associated with regulatory developments in, or related to, the financial sector. The financial sector consists of comparatively narrow segments of the economy and, therefore, a fund that concentrates its investments in this sector may experience greater volatility than funds investing in a broader range of sectors. In addition, companies in the financial sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the financial

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sector. The value of a fund’s shares is particularly vulnerable to factors affecting the financial sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

Consumer Staples Risks - A fund that concentrates in the consumer staples industry may be subject to greater risks than a portfolio without such a concentration. Companies in the consumer staples industry can be adversely affected by changes in the worldwide economy, consumer spending, confidence, competition, demographics and preferences, exploration, production spending and the cost of commodities. Companies in this industry are also affected by changes in government regulations or policies, world events and economic conditions, as well as natural and man-made disasters and political, social or labor unrest that affect production and distribution of consumer staple products.

Health Care Risks - A fund that concentrates in the health care industry may be subject to greater risks than a portfolio without such a concentration. Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. A number of legislative proposals concerning healthcare have been considered and/or enacted by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. A fund cannot predict what proposals will be enacted or what effect such proposals may have on health care-related companies. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations. In addition, many health care-related companies are smaller and less seasoned than companies in other industries.

Information Technology Risks - A fund that concentrates in the information technology industry may be subject to greater risks than a portfolio without such a concentration. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Information technology companies may be subject to extensive regulatory requirements causing considerable expense and delay. Information technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Energy Risks – A fund that concentrates in the energy industry may be subject to greater risks than a portfolio without such a concentration. The energy industry is cyclical and highly dependent on commodities prices. The market values of companies in the energy industry could be adversely affected by, among other factors, levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment and labor relations. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of

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expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to a fund’s holdings and the performance of the fund.

Consumer Discretionary Risks – A fund that concentrates in the consumer discretionary industry may be subject to greater risks than a portfolio without such a concentration. Companies in the consumer discretionary industry can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

Information about Portfolio Holdings

The Portfolio’s portfolio holdings information is available on the Portfolio’s web site – www.transparentvalue.com. The Portfolio will generally post a detailed list of the securities held by the Portfolio (portfolio holdings) within 60 days after the end of the quarter. The Adviser or Sub-Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Portfolio. The postings generally remain until replaced by new postings as described above.

A description of the Portfolio’s policy and procedures with respect to the circumstances under which the Portfolio discloses its portfolio securities is available in the SAI.

Investment Adviser

Guggenheim Partners Investment Management, LLC, a Delaware corporation, serves as the investment adviser to the Portfolio. The Adviser’s principal place of business is located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, CA 90401. The Adviser, which was formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. As of December 31, 2013, the Adviser had approximately [    ] in assets under management. The Trust’s Board of Trustees (the “Board”) supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Portfolio, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of the Portfolio. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Portfolio’s net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding [    ]% and [    ]% of the average daily net assets of the Class I and Class II Shares, respectively, of the Portfolio until January 31, 2016 (the “Agreement”). To the extent Excluded Expenses are incurred, the Portfolio net expenses may be higher than the contractual caps. If, at any point, total annual portfolio operating expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the Portfolio’s total annual portfolio operating expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. No reimbursement shall be paid to the Adviser with respect to the Portfolio until reported to the Board.

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A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Adviser will be available in the Portfolio’s June  30, 2014 Semi-Annual Report to Shareholders.

Investment Sub-Adviser

Transparent Value Advisors, LLC, a Delaware limited liability company formed in 2006, serves as the investment sub-adviser to the Portfolio. The Sub-Adviser selected and developed the Portfolio’s investment strategies and analyzes the Portfolio’s performance and adherence to such strategies. The Sub-Adviser’s principal place of business is located at 330 Madison Avenue, 10th Floor, New York, NY 10017. The Sub-Adviser is a wholly owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. For its services, the Sub-Adviser is paid a fee by the Adviser from the advisory fee the Adviser receives from the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment sub-advisory agreement between the Sub-Adviser and the Adviser will be available in the Portfolio’s June  30, 2014 Semi-Annual Report to Shareholders.

Portfolio Managers

Armen Arus is responsible for the development of portfolio strategy for the Sub-Adviser and the Portfolio, and has been since the Portfolio’s inception. He is a co-developer of the RBP methodology and a co-founder of Transparent Value, LLC. Prior to founding Transparent Value, LLC in June 2003, Mr. Arus was with Financial Resource Group LLC where he worked on all aspects of executing private equity, M&A, and bridge-financing transactions. Mr. Arus was also an Analyst at Chase Securities working on all aspects of Leverage Buyout financing. He holds a Bachelor of Science in Finance and Information Systems from New York University.

Scott Hammond is primarily responsible for the day-to-day management of the Portfolio. He has served as the Portfolio Manager of the Portfolio since its inception. Mr. Hammond is a Senior Portfolio Manager of the Sub-Adviser and a Director of the Adviser. Prior to joining the Adviser and Sub-Adviser in July 2009, Mr. Hammond was Head of ETF Portfolio Management at Northern Trust, where he oversaw the portfolio management of NETS, Northern Trust’s family of ETFs. Mr. Hammond was also Portfolio Manager at Barclays Global Investors with responsibilities for the management of $90 billion in institutional assets, as well as proprietary and client-driven research. He holds a Master of Business Administration from Purdue University’s Krannert Graduate School of Management and a Bachelor of Arts in Economics from the University of New Hampshire.

Gennadiy Khayutin is responsible for the development of portfolio strategy of the Portfolio. He has served as a Portfolio Manager of the Portfolio since inception. Mr. Khayutin is a Senior Portfolio Manager of the Sub-Adviser and Managing Director of the Adviser. Prior to joining the Adviser and Sub-Adviser in May 2005, Mr. Khayutin was with Goldman Sachs & Co.’s Healthcare Group where he was responsible for structured debt products for a variety of healthcare and higher educational clients. He holds a Bachelor of Science in Finance and Information Systems from New York University.

Julian Koski is responsible for the development of portfolio strategy for the Sub-Adviser and the Portfolio and has been since the Portfolio’s inception. He is a co-developer of the RBP methodology and a co-founder of Transparent Value, LLC. Prior to founding Transparent Value, LLC in June 2003, Mr. Koski was previously CEO at Financial Resource Group. He attended the University of Witwatersrand and University of South Africa.

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The Portfolio’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of Portfolio shares.

Purchasing, Selling and Exchanging Portfolio Shares

This section provides a description of the Portfolio’s share classes and tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Portfolio.

DESCRIPTION OF SHARE CLASSES

The Portfolio offers Class I and Class II Shares. The Classes of shares issued by the Portfolio will be identical in all respects except for Class designation, allocation of certain expenses for a Class directly related to the distribution or service arrangement, or both, and voting rights. Each Class votes separately with respect to issues affecting only that Class. Shares of both Classes will represent interests in the same investment Portfolio. Therefore, each Class is subject to the same investment objectives, policies and limitations. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.

Class I and Class II shares are sold without a sales load. Class II shares are offered with fees for distribution, servicing and marketing of such shares (“12b-1 Fees”) pursuant to a Distribution Plan. The shareholder servicing activities generally include responding to shareholder inquiries, directing shareholder communications, account maintenance, and dividend processing. In addition to 12b-1 Fees, Class II shares are also offered with fees for non-distribution related services provided to shareholders (“Service Fees”).

How to Purchase and Sell Portfolio Shares

The Portfolio may sell its shares only to Insurers and to Retirement Plans. Shares are available through investment in various Retirement Plans or purchase of Contracts issued by Insurers. If you are a Contract Owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio’s shares. Any reference to the “shareholder” in this Prospectus generally refers to the Retirement Plans and the Insurers’ separate accounts. “Shareholder” does not refer to the individual investor, such as the Contract Owner in such separate account or the Participant in a Retirement Plan.

The Trust is relying upon exemptive relief granted to an affiliated entity pursuant to which it may sell Portfolio shares to, among others, separate accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated life insurance companies and unaffiliated life insurance companies, and trustees of qualified group pension and group retirement plans outside of the separate account context. The Trust has applied for similar exemptive relief from the Securities and Exchange Commission which would pertain specifically to the Trust. The Trust cannot predict if and when such relief might be granted. Due to differences in tax treatment and other considerations, the interests of

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certain Contract Owners and Retirement Plans may conflict. The Trust’s Board of Trustees will monitor events in order to attempt to identify the existence of any material irreconcilable conflicts and to determine any action to be taken in response. If a material irreconcilable conflict arises involving separate accounts or Retirement Plans, a separate account or Retirement Plan may be required to withdraw its participation in the Portfolio.

Shares of the Portfolio may be purchased on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value per share (“NAV”) next determined after the Portfolio receives the purchase order in proper form.

The Portfolio continuously offers shares to Insurers and Retirement Plans at the net asset value (“NAV”) per share next determined after the Trust or its designated agent receives and accepts a proper purchase or redemption request. Certain Insurers and Retirement Plans are designated agents of the Portfolio. Such Insurers and Retirement Plans acting as designated agents are responsible for transmitting request and delivering funds to the Portfolio on a timely basis. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests that are furnished to the Insurer or Retirement Plan by such Contract Owners or by Participants. Trust, the Adviser and the Portfolio’s distributor reserve the right to reject any purchase order from any party for shares of the Portfolio.

The Portfolio may refuse to sell its Shares to any Insurer or Retirement Plan or may suspend or terminate the offering of the Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio’s shareholders. It is possible that a Retirement Plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on Insurer separate accounts investing in the Portfolio. The Portfolio may discontinue sales to a Retirement Plan and require Participants with existing investments in the Portfolio to redeem those investments if a Plan loses (or in the opinion of the Adviser is at risk of losing) its qualified plan status.

The Portfolio will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures from either the Insurer or Retirement Plan required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts such instructions in proper form.

Certain Insurers or separate accounts may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s shares. Redemptions by these Insurers or separate accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

The accompanying disclosure documents for the Contracts or Retirement Plans describes the allocation, transfer, and withdrawal provisions of such Contract or Retirement Plan. These Contracts and Retirement Plans may assess fees and expenses that are not described in this Prospectus. You should review the accompanying disclosure documents for a complete description of such fees and expenses, if any.

How the Portfolio Calculates NAV

The Portfolio calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the current Business Day’s NAV, the Portfolio must receive a purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early – such as on days in advance of certain holidays – the Portfolio reserves the right to calculate

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NAV as of the earlier closing time. The Portfolio will not accept orders that request a particular day or price for the transaction or any other special conditions.

The NAV for one Portfolio share is the value of that share’s portion of the net assets of the Portfolio. In calculating NAV, the Portfolio generally values its investment portfolio at market price. If market prices are not readily available or the Portfolio reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Portfolio is required to price those securities at fair value as determined in good faith using methods approved by the Portfolio’s Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Portfolio’s Board, these methods are implemented through the Portfolio’s Fair Value Committee, members of which are appointed by the Board. The Portfolio’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Portfolio assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Portfolio invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Portfolio would price securities at fair value – for example, if the exchange on which a Portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Portfolio calculated its NAV.

Ticker Symbols and CUSIP Numbers

The reference information listed below will be helpful to you when you purchase shares of the Portfolio, check daily NAV or obtain additional information.

Portfolio Name	Ticker Symbol	CUSIP
TV Directional VI Portfolio – Class I Shares	[ ]	[ ]
TV Directional VI Portfolio – Class II Shares	[ ]	[ ]

Redemptions In Kind

The Portfolio generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Portfolio’s remaining shareholders, the Portfolio might pay all or part of any redemption proceeds in securities (possibly including illiquid securities) with a market value equal to the redemption price (redemption in kind). It is highly unlikely that Shares would ever be redeemed in kind, but if they were, shareholders would have to pay transaction costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption. In addition, shareholders would continue to be subject to the risks of any market fluctuation in the value of the securities received in kind until they are sold, and may not be able to sell such securities at or near the price the Portfolio valued them at, if at all.

Suspension of Right to Sell Shares

The Portfolio may suspend the right to sell shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the “SEC”). More information about this is in the SAI.

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How to Exchange Portfolio Shares

Shares of any one Class of the Portfolio may be exchanged for the same Class of any other Trust portfolio that is offered for purchase only by Insurers and Retirement Plans. Currently, only the Portfolio is offered for sale to such investors. You may not exchange shares of the Portfolio with shares of any series of the Trust which is offered for sale to the general public.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Portfolio may suspend or terminate the exchange privilege if a Contract Owner or Participant engages in a pattern of exchanges that is excessive, as determined in the sole discretion of the Portfolio. For more information about the Portfolio’s policy on excessive trading, see “Excessive Trading Policies and Procedures.”

Distribution of Portfolio Shares

Distribution Plans

The Portfolio has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) for both Class I Shares and Class II shares (each, a “Distribution Plan”).

Class I Distribution Plan

The Portfolio has adopted a Defensive Distribution Plan with respect to its Class I shares (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, insurance companies, retirement plan administrators and other service providers that provide a variety of possible services. The Board of Trustees has currently authorized such payments on behalf of the Portfolio.

Class II Distribution Plan

The Portfolio has adopted a Distribution Plan with respect to its Class II shares that allows the Portfolio to pay distribution and service fees at an annual rate not to exceed 0.25% of the average daily net assets of the Portfolio attributable to Class II shares for the sale and distribution of those shares and for services provided to Contract Owners or Participants who hold such shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries as compensation for selling shares or for providing ongoing shareholder services. These services generally include responding to shareholder inquiries, directing shareholder communications, and account maintenance. Because the fees paid under the Class II Distribution Plan are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Arrangements

The Portfolio has adopted a Shareholder Servicing Plan (a “Services Plan”) with respect to Class II shares. Under the Services Plan, the Portfolio is authorized to pay third party service providers including, but not limited to, insurance companies, banks, trust companies, retirement plan administrators, broker-dealers and any other institution having a service, administration, or any similar arrangement with the Portfolio (“Participating Organizations”), for non-distribution related services to shareholders of Class II

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shares. The Portfolio generally pays financial intermediaries a fee that is based on the assets of the Portfolio that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. Payments under the Services Plan are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.25% of the average daily net asset value of the Class II shares of the Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing services pursuant to an agreement with a Participating Organization. Because these shareholder servicing fees are paid out of assets attributable to the Portfolio’s Class II shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Payments to Financi al Intermediaries

The Portfolio is only offered as an underlying investment option for Contracts and Retirement Plans. From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any 12b-1 fees or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and are not paid by the Portfolio. The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Portfolio shares, the amount of Portfolio assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Portfolio’s shares. Please contact your financial intermediary for information about payments it may receive in connection with the sale of Portfolio shares or the provision of services to Portfolio shareholders, as well as information about any fees and/or commissions it may charge.

Other Policies

Excessive Trading Policies and Procedures

The Portfolio is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Portfolio may present risks to the Portfolio’s long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Portfolio’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Portfolio investments, requiring the Portfolio to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

The Portfolio may be made available as an investment option under a number of different variable insurance products of Insurers and to Retirement Plans. Contract Owners of these variable insurance products and Participants of these Retirement Plans may typically transfer value among subaccounts of the Insurer’s separate accounts or Retirement Plans by contacting the Insurer or Retirement Plan, as

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applicable. The resulting purchases and redemptions of Portfolio shares may be made through omnibus accounts of the Insurer’s separate account or Retirement Plan, as applicable. The right of a Contract Owner or Participant to transfer among subaccounts is governed by a contract or plan between the Insurer or Retirement Plan and such Contract Owner or Participant, respectively. Because the record owners of the Portfolios are generally the Insurers or Retirement Plans, and not the Contract Owners or Participants, the Trust is not ordinarily in a position to directly monitor for or uncover frequent trading by Contract Owners or Participants. The terms of these contracts or plans, the presence of financial intermediaries (including the Insurers) between the Portfolios and Contract Owners and Participants, the utilization of omnibus accounts by these intermediaries and other factors, such as state insurance laws and the fact that a transfer may involve the Portfolio and a portfolio of an unaffiliated trust,, may limit the Portfolios’ ability to detect and deter market timing.

As a consequence, the Trust typically seeks to enlist the cooperation or assistance, through contractual arrangements or otherwise, of an Insurer, Retirement Plan or intermediary in seeking to detect, monitor and deter frequent trading. An Insurer, Retirement Plan or intermediary may not have the capability or willingness to assist to the degree or in the manner requested by the Trust. In addition, certain parties who engage in frequent trading may employ a variety of techniques to avoid detection.

Transactions by Contract Owners and Participants may be subject to the restrictions of the Insurers’ and Retirement Plans’ frequent trading policies, which may differ from those of the Portfolio. Contract Owners and Participants should consult with their Insurer or Retirement Plan to determine the frequent trading restrictions that apply to their portfolio transactions.

None of these tools, however, can guarantee the possibility that frequent trading activity will not occur, and the Trust cannot guarantee that monitoring by the Insurers or Retirement Plans will be 100% successful in detecting all frequent trading. Consequently, there is a risk that some investors could engage in frequent trading activities.

Anti-Money Laundering Program

Customer identification and verification is part of the Portfolio’s overall obligation to deter money laundering under federal law. Contract Owners and Participants may be asked to provide additional information in order for the Portfolio and its agents to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other Federal regulations. The Portfolio has adopted an anti-money laundering compliance program designed to prevent the Portfolio from being used for money laundering or the financing of illegal activities. In this regard, the Portfolio reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close an account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Portfolio management, they are deemed to be in the best interest of the Portfolio or in cases when the Portfolio is requested or compelled to do so by governmental or law enforcement authority. If an account is closed at the request of governmental or law enforcement authority, a Contract Owner or Participant may not receive proceeds of the redemption if the Portfolio is required to withhold such proceeds.

Dividends and Distributions

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The Portfolio distributes its net investment income and makes distributions of its net realized capital gains and dividends, if any, at least annually. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested at net asset value in the Portfolio. For Contract Owners, the result of automatic reinvestment of distributions on a Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Portfolio has summarized some important tax issues that affect the Portfolio and its shareholders. This summary is based on current tax laws, which may change.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and the federal income taxation of owners of variable annuity or variable life insurance contracts, please see the Contract prospectus. You should consult your tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it timely distributes to its shareholders.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for variable contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Because the shares of the Portfolio will be held only by life insurance companies as investment media to support variable contracts, no discussion is included herein as to the federal income tax consequences with respect to a shareholder’s ownership of shares of the Portfolio. For information concerning the federal income tax consequences to purchasers of the policies, see the attached Contract prospectus for the policy.

More information about taxes is in the SAI.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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Financial Highlights

The Portfolio is newly organized and its shares have not previously been offered. Therefore, it does not have any financial history. Additional information about the investments for the Portfolio will be available in its annual and semi-annual reports when they are prepared.

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Index Provider Information

NEITHER S&P DOW JONES INDICES LLC, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES LLC, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P DOW JONES INDICES LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ANY LICENSED TRADEMARKS, S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES LLC, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

The Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC or its third party licensors. Neither S&P Dow Jones Indices LLC nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P Index to track general market performance. S&P Dow Jones Indices LLC’s and its third party licensor’s only relationship to Transparent Value, LLC and the Portfolio with respect to the S&P Index is the licensing of S&P Index which is determined, composed and calculated by S&P Dow Jones Indices LLC or its third party licensors without regard to Transparent Value, LLC or the Portfolio. S&P Dow Jones Indices LLC and its third party licensors have no obligation to take the needs of Transparent Value, LLC or the owners of the Portfolio into consideration in determining, composing or calculating the S&P Index. Neither S&P Dow Jones Indices LLC nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the shares of the Portfolio are to be converted into cash. S&P Dow Jones Indices LLC has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

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Transparent Value Trust

Investment Adviser

Guggenheim Partners Investment Management, LLC

100 Wilshire Boulevard, 5th Floor

Santa Monica, CA 90401

Investment Sub-Adviser

Transparent Value Advisors, LLC

330 Madison Avenue, 10th Floor

New York, NY 10017

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

How To Obtain More Information About The Portfolio

More information about the Portfolio is available, without charge, upon request, through the following:

Statement of Additional Information (“SAI”): The SAI, dated [            ], 2014, includes detailed information about the Portfolio and Transparent Value Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports, when available, list the Portfolio’s holdings and contain information from the Adviser and Sub-Adviser about investment strategies, and recent market conditions and trends that significantly impacted Portfolio performance of the previous fiscal year. The reports also contain detailed financial information about the Portfolio.

To Obtain an SAI, Annual or Semi-Annual Reports, or More Information:

By Telephone:	1-888-727-6885

By Mail:	P.O. Box 46103, Denver, CO 80201

By Internet:	www.transparentvalue.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Portfolio, from the EDGAR Database on the SEC’s website at: http://www.sec.gov.

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You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Transparent Value Trust’s 1940 Act registration number is 811-22309.

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© 2014 Transparent Value, LLC. All rights reserved. No part of this document may be circulated, quoted or reproduced for distribution without prior written approval from Transparent Value Funds. Transparent Value®, RBP®, Required Business Performance® and the Transparent Value logo are registered trademarks of Transparent Value, LLC, or one of its subsidiaries. “See the market clearly” is a trademark of Transparent Value, LLC, and its affiliates. Other featured words or symbols used to identify the source of goods and services may be the trademarks of their respective owners.

Transparent Value, LLC (“Transparent Value”) is a subsidiary of Guggenheim Partners, LLC.

An investment in the Portfolio involves risks, including loss of principal.

As of the date of this Prospectus, the Portfolio has not commenced operations and does not have an operating history.

Transparent Value Funds are distributed by ALPS Distributors, Inc.

Subject to Completion

The information contained herein is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This statement of additional information shall not constitute an offer to sell these securities and is not soliciting an offer to buy these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Preliminary Statement of Additional Information dated January 21, 2014

STATEMENT OF ADDITIONAL INFORMATION

TRANSPARENT VALUE DIRECTIONAL ALLOCATION VI PORTFOLIO

CLASS I SHARES [            ]         CLASS II SHARES [            ]

a series of TRANSPARENT VALUE TRUST

[            ], 2014

Investment Adviser:

GUGGENHEIM PARTNERS INVESTMENT MANAGEMENT, LLC

Investment Sub-Adviser:

TRANSPARENT VALUE ADVISORS, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Transparent Value Trust (the “Trust”) and the Transparent Value Directional Allocation VI Portfolio (the “Portfolio”). This SAI is incorporated by reference and should be read in conjunction with the Portfolio’s prospectus dated [      ], 2014 (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Portfolio’s Prospectus or Annual or Semi-Annual Report (when available) free of charge by writing to the Trust at P.O. Box 46103, Denver, CO 80201 or calling the Portfolio at 1-888-727-6885. Investors should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing.

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies (“Contracts”). The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of Contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

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THE TRUST

General. The Portfolio is a separate series of the Trust, a Delaware statutory trust organized on June 8, 2009. The Trust is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I and Class II Shares. Each share of the Portfolio represents an equal proportionate interest in the Portfolio. See “Description of Shares.”

All consideration received by the Trust for shares of the Portfolio and all assets of the Portfolio belong solely to the Portfolio and would be subject to liabilities related thereto. The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust’s other expenses, including audit and legal expenses. Expenses attributable to the Portfolio shall be payable solely out of the assets of the Portfolio. Expenses not attributable to a specific series of the Trust are allocated across all series of the Trust on the basis of relative net assets.

Description of Multiple Classes of Shares. The Portfolio may sell its shares only to separate accounts of various insurance companies and to various qualified plans. The Trust is authorized to offer shares of the Portfolio in some or all of the following classes: Class I and Class II Shares. The Trust is also authorized to offer shares of its retail series, offered by separate prospectus, in some or all of the following classes: Class A Shares, Class C Shares, Class F-1 Shares, and Class I (institutional) Shares. The different classes provide for variations in distribution and shareholder servicing expenses. Minimum investment requirements and investor eligibility are described in the Portfolio’s Prospectus. For more information on shareholder servicing and distribution expenses, see “The Distributor.” The Trust reserves the right to create and issue additional classes of shares.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date of the meeting. The Portfolio will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Portfolio without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Portfolio fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (the “Board”).

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the Portfolio’s permitted investments and investment practices and the associated risk factors. The Portfolio will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Portfolio’s investment objective and permitted by the Portfolio’s stated investment policies.

Principal Strategies

COMMON STOCK

Common stocks represent ownership interests in a company. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Portfolio invests will cause the net asset value of the Portfolio to fluctuate. The Portfolio purchases common stock traded in the United States on registered exchanges or the over-the-counter market.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

Within the parameters of its specific investment policies, the Portfolio may invest in exchange-traded REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs may also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

U.S. GOVERNMENT SECURITIES

The Portfolio may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Portfolio, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities - that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio’s shares.

The Portfolio’s investments in U.S. Government securities will be limited by the diversification requirements of Section 817(h) of the Internal Revenue Code. Accordingly, the Advisor may not be able to invest in U.S. Government securities to the extent desired because of the application of the diversification requirements of Section 817(h) of the Internal Revenue Code. As a result, the Portfolio may perform differently than a similarly managed fund that is not subject to such requirements.

Non-Principal Strategies

INVESTMENT COMPANIES

The Portfolio may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Portfolio may invest in the securities of another investment company (the “acquired company”) provided that the Portfolio, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Portfolio; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Portfolio) having an aggregate value in excess of 10% of the value of the total assets of the Portfolio, subject to certain exceptions. To the extent allowed by law or regulation, the Portfolio may invest its assets in securities of investment companies that are money market funds, including those advised by Guggenheim Partners Investment Management, LLC (the “Adviser”), or otherwise affiliated with the Adviser, in excess of the limits discussed above.

If the Portfolio invests in, and, thus, is a shareholder of, another investment company, the Portfolio’s shareholders will indirectly bear the Portfolio’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Portfolio to the Adviser and the other expenses that the Portfolio bears directly in connection with the Portfolio’s own operations.

BORROWING

While the Portfolio does not anticipate doing so, the Portfolio may borrow money, as permitted under the 1940 Act, for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Portfolio’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Portfolio will increase more when the Portfolio’s portfolio assets increase in value and decrease more when the Portfolio’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

The Portfolio may also borrow money to facilitate management of the Portfolio’s portfolio by enabling the Portfolio to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Portfolio promptly. As required by the 1940 Act, the Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed (not including temporary borrowings not in excess of 5% of the Portfolio’s total assets). If, at any time, the value of the Portfolio’s assets should fail to meet this 300% coverage test, the Portfolio, within three days (not including Sundays and holidays), will reduce the amount of the Portfolio’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Portfolio acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the custodian until repurchased. No more than an aggregate of 15% of the Portfolio’s net assets will be held in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and, therefore, the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

REVERSE REPURCHASE AGREEMENTS

The Portfolio may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Portfolio is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Portfolio intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Portfolio’s assets. The Portfolio’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. Although there is no limit on the percentage of total assets the Portfolio may invest in reverse repurchase agreements, the Portfolio does not expect to engage in reverse repurchase agreements with respect to more than 33 1/3% of their respective total assets, including the proceeds received by the Portfolio in connection with the transaction.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, the Portfolio may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that are rated in the top-two short-term categories by two Nationally Recognized Statistical Rating Organizations (NRSROs), or, if unrated, deemed to be of equal quality by the Adviser or Sub-Adviser; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser or Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Portfolio. Any of these instruments may be purchased on a current basis (cash on delivery now) or a forward-settled basis (cash on delivery at a future date). Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

The Portfolio may utilize exchange-traded futures and options contracts and swap agreements. Such investments are intended to improve liquidity, reduce transaction costs and help the Portfolio stay fully invested, and are not intended to be used for hedging or speculative investment proposes. The Portfolio will segregate or earmark on the books of the Portfolio cash and/or appropriate liquid assets if required to do so by U.S. Securities and Exchange Commission (the “SEC”) or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Portfolio is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such cases, the Portfolio would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

The Portfolio may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Portfolio may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components.

As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the Portfolio must either operate within certain guidelines and restrictions with respect to the Portfolio’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”). Consistent with the CFTC’s new regulations, the Adviser has claimed an exclusion from the definition of the term CPO under the CEA with respect to the Portfolio and, therefore, the Adviser is not subject to registration or regulation as a CPO under the CEA. As a result, the Adviser will operate the Portfolio within certain guidelines and restrictions with respect to their use of futures, options on such futures, commodity options and certain swaps.

Restrictions on the Use of Futures and Options. In connection with its management of the Portfolio, the Adviser has also claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA with respect to the Portfolio. The Portfolio reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with the Portfolio’s policies. The Portfolio would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Portfolio under the contract (less the value of any margin deposits in connection with the position).

Short Sales. The Portfolio may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open the Portfolio owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Portfolio with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Portfolio sells a security it does not own. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio may: (a) segregate or earmark on the books of the Portfolio cash or liquid securities at such a level that the amount segregated or earmarked plus the amount deposited with the broker as collateral (not including short sale proceeds) will equal the current value of the security sold short; or (b) otherwise cover the Portfolio’s short position by holding the security.

Swap Agreements. The Portfolio may enter into swap agreements, including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Portfolio.

FUTURE DEVELOPMENTS

The Portfolio may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio’s investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure.

SECURITIES LENDING

The Trust, on behalf of the Portfolio, has entered into a Securities Lending Authorization Agreement (the “Lending Agreement”) with The Bank of New York Mellon (the “Bank”). Pursuant to the Lending Agreement, the Portfolio may lend securities representing up to 33-1/3% of the value of its total assets (including the loan collateral) to broker-dealers, banks and other institutions to generate additional income. When a Portfolio loans its portfolio securities, it will receive, at the inception of each loan, collateral in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government or its agencies or instrumentalities equal to at least 102% (for U.S. securities) or 105% (for foreign securities) of the market value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by the Bank and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Portfolio so that the collateral is maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the time portfolio securities are on loan, the borrower pays the lending Portfolio any dividends or interest paid on the securities. In addition, any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Loans are subject to termination at any time by the lending Portfolio or the borrower. Also, voting rights on the loaned securities may pass to the borrower. However, the Portfolio has the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the Portfolio, it is expected that the Portfolio will do so only where the items being voted upon are, in the judgment of the Adviser or Sub-Adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.

Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Portfolio’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Under the Lending Agreement, the Bank will generally bear the risk that a borrower may default on its obligation to return loaned securities.

The Portfolio may invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund or of an unregistered money market fund. Such money market funds might not seek or be able to maintain a stable $1 per share net asset value. Investing the cash collateral subjects the Portfolio to market risk. The Portfolio remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Portfolio, and the Portfolio may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The Portfolio may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Portfolio’s securities lending agent.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the principal risks associated with an investment in the Portfolio is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

Principal Risks

Investment in the Portfolio should be made with an understanding that the value of the Portfolio’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Portfolio should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Investment in REITs may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Portfolio’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Portfolio’s shares will be adversely affected if trading markets for the Portfolio’s portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Portfolio may be required to make delivery of the instruments underlying futures contracts it has sold.

The Portfolio will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Portfolio does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Portfolio, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by the Portfolio involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Portfolio’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Portfolio that cannot be changed without the vote of the holders of a majority of the Portfolio’s outstanding shares. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Portfolio’s shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio’s outstanding shares, whichever is less.

The Portfolio may not:

1.

Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the securities of issuers in a particular industry or group of industries), except that the Portfolio will concentrate to approximately the same extent that its underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, shares of investment companies, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

2.

Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.

Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.

Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.

Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

In addition to the Portfolio’s investment objective, the following limitations are non-fundamental and may be changed by the Trust’s Board without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1.	The Portfolio may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio’s net assets.

2.

The Portfolio may not change its investment strategy to invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise its underlying Index at the time of initial purchase without 60 days’ prior written notice to shareholders.

Except with respect to Portfolio policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Portfolio to exceed its limitation, the Portfolio will take steps to bring the aggregate amount of illiquid instruments back within the limitation as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes the Portfolio to exceed its limitation, the Portfolio will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules or regulations.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Portfolio’s current investment policy on lending is as follows: the Portfolio may not make loans if, as a result, more than 33 1/3% of its total assets (including any loan collateral) would be lent to other parties, except that the Portfolio may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities (subject to the 33 1/3% limit on its total assets (including any loan collateral discussed above).

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Portfolio will not purchase or sell real estate, except that the Portfolio may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Portfolio will not purchase or sell physical commodities or commodities contracts, except that the Portfolio may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

General. The Adviser, Guggenheim Partners Investment Management, LLC, a Delaware corporation, serves as the investment adviser (the “Adviser”) to the Portfolio. The Adviser’s principal place of business is located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, CA, 90401. The Adviser, which was formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. As of December 31, 2013, the Adviser had approximately $[    ] billion in assets under management.

Advisory Agreement with the Trust. The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Portfolio. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Portfolio, and manages the investment portfolios and business affairs of the

Portfolio, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties under this Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable by the Trust without penalty at any time by not less than ten (10) days’ written notice to the Adviser stating that the termination of the Advisory Agreement has been approved either (i) by the Trustees of the Trust or, (ii) with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio. In addition, the Adviser may at any time terminate the Advisory Agreement on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of the Portfolio.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“excluded expenses”)) from exceeding [    ]% and [    ]% of the average daily net assets of the Class I and Class II Shares, respectively, of the Portfolio until January 31, 2016. If, at any point, total annual Portfolio operating expenses (not including excluded expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the total annual Portfolio operating expenses (not including excluded expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser with respect to the Portfolio until reported to the Board. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

THE SUB-ADVISER

General. Transparent Value Advisors, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the investment sub-adviser to the Portfolio. The Sub-Adviser selected and developed the Portfolio’s investment strategies and analyzes the Portfolio’s performance and adherence to such strategies. The Sub-Adviser’s principal place of business is located at 330 Madison Avenue, 10th Floor, New York, NY 10017. The Sub-Adviser was formed in 2006 as an asset management and financial information services company.

The Sub-Adviser is a wholly owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC, which is in turn an indirect majority-owned subsidiary of Guggenheim Capital, LLC. Farhan Sharaff, Chief Investment Officer of the Sub-Adviser, serves as a member of the Board of Trustees of the Trust. Mr. Sharaff is also a Senior Managing Director of the Adviser.

Sub-Advisory Agreement with the Trust. The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Portfolio and the Adviser in connection with the Portfolio’s efforts to replicate its Index. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Sub-Advisory Agreement.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio. In addition, the Adviser or Sub-Adviser may at any time terminate the Sub-Advisory Agreement by not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Sub-Adviser or the Adviser, respectively. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Sub-Advisory Fees Paid to the Sub-Adviser. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Portfolio, at an annual rate of 0.95% for the Portfolio based on the average daily net assets of the Portfolio.

THE PORTFOLIO MANAGERS

Scott Hammond is primarily responsible for the day-to-day management of the Portfolio. Julian Koski is responsible for developing the Portfolio’s portfolio strategy and communicating the portfolio strategy to the market place. Armen Arus is responsible for developing the Portfolio’s portfolio strategy and communicating the portfolio strategy to the market place. Gennadiy Khayutin is responsible for the development of portfolio strategy of the Portfolio. This section includes information about Mr. Hammond, Mr. Koski, Mr. Arus, and Mr. Khayutin, including information about other accounts they manage, the dollar range of Portfolio shares they own and how they are compensated.

The Sub-Adviser compensates Mr. Arus for the development of portfolio strategies and communicating those strategies to the market. His compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus. The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of his overall performance (e.g., his contribution to the Sub-Adviser’s overall investment process, his ability to effectively communicate the investment strategy to the market, etc.), and (iii) his contributions to the Sub-Adviser’s asset growth and business relationships. The discretionary bonus is based on a percentage of the Sub-Adviser’s profits, as determined by the board of the Sub-Adviser. In addition, Mr. Arus is a part owner of the Sub-Adviser.

The Adviser and Sub-Adviser compensate Mr. Hammond for his management of the Portfolio. His compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus. The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of the Mr. Hammond’s overall performance (e.g., Mr. Hammond’s contribution to the Adviser’s or Sub-Adviser’s overall investment process, his or her ability to work effectively with colleagues throughout the greater Guggenheim Partners organization, etc.), and (iii) his contributions to the Adviser’s or Sub-Adviser’s asset growth and business relationships. The discretionary bonus is determined in accordance with (a) Mr. Hammond’s contributions to the firm, (b) the investment performance of the Portfolio under his management relative to the performance of the indexes upon which they are based during the prior one-year period or the appropriate portion thereof with respect to funds that commenced investment operations during such period, and (c) the financial performance of the Adviser and the Sub-Adviser.

The Sub-Adviser compensates Mr. Khayutin for the development of portfolio strategies. His compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus. The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of his overall performance (e.g., his contribution to the Sub-Adviser’s overall investment process, etc.), and (iii) his contributions to the Sub-Adviser’s asset growth and business relationships. The discretionary bonus is based on a percentage of the Sub-Adviser’s profits, as determined by the board of the Sub-Adviser. In addition, Mr. Khayutin is a part owner of the Sub-Adviser.

The Sub-Adviser compensates Mr. Koski for the development of portfolio strategies and communicating those strategies to the market. His compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus. The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of Mr. Koski’s overall performance (e.g., Mr. Koski’s contribution to the Sub-Adviser’s overall investment process, his ability to effectively communicate the investment strategy to the market, etc.), and (iii) his contributions to the Sub-Adviser’s asset growth and business relationships. The discretionary bonus is based on a percentage of the Sub-Adviser’s profits, as determined by the board of the Sub-Adviser. In addition, Mr. Koski is a part owner of the Sub-Adviser.

Portfolio Shares Owned by Portfolio Managers. The Portfolio is required to disclose the dollar amount range of each Senior portfolio manager’s “beneficial ownership” of shares of the Portfolio as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”). Because the Portfolio is new, as of the date of this SAI, neither Mr. Hammond, Mr. Koski, Mr. Arus, nor Mr. Khayutin beneficially owned shares of the Portfolio.

Other Accounts. In addition to the Portfolio, Mr. Hammond is responsible for the day-to-day management of certain other accounts as of [    ], as listed below. As of [    ],Mr. Koski, Mr. Arus and Mr. Khayutin serve as Senior portfolio manager for the other accounts listed below. None of the accounts below are subject to a performance based advisory fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Armen Arus
Scott Hammond
Gennadiy Khayutin
Julian Koski

Conflicts of Interests. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Portfolio on the one hand and other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. Whenever conflicts of interest arise, each portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The Adviser has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

THE ADMINISTRATOR AND TRANSFER AGENT

General. ALPS Fund Services, Inc. serves as the Trust’s administrator (the “Administrator”) and is located at 1290 Broadway, Suite 1100, Denver, CO 80203. In addition, ALPS Fund Services, Inc. serves as the Portfolio’s transfer agent and dividend disbursing agent (the “Transfer Agent”) under a transfer agency and service agreement with the Trust.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration, bookkeeping and pricing services agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative, bookkeeping and pricing services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

The greater of the following annual minimum fee or basis point fee schedule:

Services	Fees
With Chief Compliance Officer Services

Annual Net Assets	Fees

THE DISTRIBUTOR

General. The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, CO 80203.

After the initial two-year term, the continuance of the Distribution Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Distributor, the Board or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, upon not more than 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.As used in the Distribution Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Distribution Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of thePortfolio that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Class II Shares of the Portfolio pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Class II shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies, including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries.

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Description of Distribution Services. Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Portfolio), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder Servicing Plan. The Portfolio has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Class II Shares will be paid to other service providers. Under the Service Plan, service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services as discussed below.

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Description of Shareholder Services. Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Portfolio such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Portfolio on behalf of clients.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Portfolio assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Portfolio, their service providers or their respective affiliates, as incentives to help market and promote the Portfolio and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Portfolio shares or provide services to the Portfolio, the Distributor or shareholders of the Portfolio. Payments may also be made through the financial intermediary’s retirement or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Portfolio on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Portfolio; providing access to sales and management representatives of the financial intermediary; promoting sales of Portfolio shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In some cases, these payments may create an incentive for a financial intermediary to recommend a Portfolio to you. Please contact your financial intermediaries for details about any payments it may receive in connection with the purchase of a Portfolio or the provisions of services to the Portfolios.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Portfolio assets attributable to investments in the Portfolio by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Portfolio shares, which in turn may benefit the Adviser through increased fees as Portfolio assets grow.

THE CUSTODIAN

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as the custodian of the Portfolio. The Custodian holds cash, securities and other assets of the Portfolio as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[    ], [    ], serves as the independent registered public accounting firm for the Portfolio. [    ] will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing and tax advisory services when engaged to do so by the Portfolio.

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP, 1701 Market Street, Philadelphia, PA 19103-2921 serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Portfolio are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for overseeing the Portfolio. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 330 Madison Avenue, 10th Floor, New York, NY 10017.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 years	Other Directorships Held During the Past 5 Years	Number of Portfolios in Portfolio Complex Overseen by the Complex
Interested Trustee
Farhan Sharaff* 63	Trustee Since December 2009	Senior Managing Director of Guggenheim Partners Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Investment Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.	Director of Guggenheim Global Investments PLC.	11

Independent Trustees
John Masterson 53	Trustee, Chairman of the Nominating Committee Since December 2009	Retired. Director of Bogota Savings Bank since 2012. Partner and Managing Director, Global Securities Department, Goldman Sachs & Co. from 2002 to 2007.	Trustee of NT Alpha Strategies Fund.	11
Robert J. Casale 74	Chairman of the Board of Trustees Since December 2009	Retired. Chairman and CEO, The BISYS Group from 2006 to 2007	Director of Northeast Securities, Inc. (2002 - 2013).	11
Dennis A. Cullen 65	Trustee, Chairman of the Audit Committee Since December 2009	Retired. Managing Partner, Chicago Asset Funding LLC 2008 to 2011. Managing Director, The Liberty Hampshire Company, LLC from 1997 to 2008.	Director of Heritage Life Insurance Company, Equitrust Life Insurance Company, Sun Life Assurance Company of Canada (US) and Sun Life and Annuity Company of New York.	11

*

Denotes Trustees who may be deemed to be “interested” persons of the Portfolio as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

Board Leadership. The Board of Trustees has overall responsibility for the oversight of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. The Chairman of the Board of Trustees’ role is to preside at all meetings of the Board of Trustees, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board of Trustees from time to time. The Board does not have a lead Independent Trustee. The Independent Trustees meet regularly outside the presence of Adviser management, in executive session or with other service providers to the Trust. The Board of Trustees has regular meetings four times a year and may hold special meetings if required before its next regular meeting. The Board of Trustees has established two standing committees in connection with its governance of the Portfolio: Audit and Nominating Committees. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board of Trustees and reports its findings to the Board of Trustees. The Board of Trustees and each standing committee conduct annual assessments of their oversight function, structure, and effectiveness. The Board of Trustees has determined through its self-evaluation process that the Trust’s leadership structure is appropriate because the structure permits the Board of Trustees to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board of Trustees to effectively oversee the Trust. The Board made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Portfolio (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Portfolio management.

Risk Oversight. Day-to-day management of the Portfolio, including the monitoring of various risks to which the Portfolio is subject, is the responsibility of the Adviser, the Portfolio’s Sub-Adviser or other service providers (depending on the nature of the risk), subject to the supervision of the Adviser. The Portfolio is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. While the Adviser, the Portfolio’s Sub-Adviser or other service providers perform a number of risk management functions, it is not possible to eliminate all of the risks applicable to the Portfolio. Risk oversight forms part of the Board of Trustees’ general oversight of the Portfolio and is addressed as part of various Board of Trustees and committee activities. The Board of Trustees, directly or through the Audit Committee, also reviews reports from, among others, management, the independent registered accounting firm for the Portfolio, the Portfolio’s Sub-Adviser, and internal auditors for the Adviser or its affiliates, as appropriate, regarding risks faced by the Portfolio and management’s or each service provider’s risk functions. The committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements of the Portfolio’s activities and associated risks. The Board of Trustees has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Portfolio’s compliance program, assists the Board of Trustees in monitoring compliance risks, and reports to the Board of Trustees regarding compliance matters for the Portfolio and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Information About Trustees’ Experience, Qualifications, Attributes and Skills to Serve on the Board.

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Portfolio provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Portfolio, and to exercise their business judgment in a manner that serves the best interests of the Portfolio’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Sharaff should serve as Trustee because of the experience he gained serving as an investment manager for a wealth management and alternative investment advisory provider, his role and familiarity with the Adviser and Sub-Adviser, and his knowledge of the financial services industry. Mr. Sharaff was elected to serve as Trustee of the Trust in December 2009.

The Trust has concluded that Mr. Masterson should serve as Trustee because of the experience he gained serving as a partner and managing director of the global securities department of a global investment banking and securities firm and his knowledge of the financial services industry. Mr. Masterson was elected to serve as Trustee of the Trust in December 2009.

The Trust has concluded that Mr. Casale should serve as Trustee because of the experience he has gained as a senior adviser of a private equity investment firm and the chairman and CEO of a large mutual fund and hedge fund services firm, as well as his knowledge of the financial services industry. Mr. Casale was elected to serve as Trustee of the Trust in December 2009.

The Trust has concluded that Mr. Cullen should serve as Trustee because of the experience he has gained as a managing partner of a financial advisory service provider and managing director of a risk management services firm, as well as his knowledge of the financial services industry. Mr. Cullen was elected to serve as Trustee of the Trust in December 2009.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Portfolio.

Board Committees. The Board has established the following standing committees:

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Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Portfolio’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Portfolio’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Portfolio’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Portfolio’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Portfolio’s financial statements; and other audit related matters. Messrs. Casale, Cullen and Masterson currently serve as members of the Audit Committee. The Audit Committee met three times during the fiscal year ended September 30, 2013.

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Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. Messrs. Casale, Cullen and Masterson currently serve as members of the Nominating Committee. The Nominating Committee met once during the fiscal year ended September 30, 2013.

Portfolio Shares Owned by Board Members. The Trust is required to show the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Portfolio and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

The following table sets forth information regarding the ownership of the Portfolio by each of the Trustees, and information regarding the aggregate ownership by each Trustee, as of December 31, 2013.

Name	Dollar Range of Equity Securities in the Portfolio*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Farhan Sharaff

John Masterson
Robert J. Casale

Dennis A. Cullen

* Key to Dollar Ranges

A None

B $1 - $10,000

C $10,001 - $50,000

D $50,001 - $100,000

E Over $100,000

As of [    ], 2014, no Trustee who is not an interested person of the Trust owned any securities of the Adviser, Sub-Adviser, Distributor or their affiliates.

Board Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. Each such Trustee will be paid $50,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each such Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board. Prior to October 1, 2013, the Trustees each received $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively.

Compensation Received From the Trust (as of December 31, 2013)

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex*
Interested Trustees
Farhan Sharaff	N/A	N/A	N/A	N/A
Independent Trustees
John Masterson
Robert J. Casale
Dennis A. Cullen

*	The Trust is the only investment company in the “Fund Complex.”

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Greenly and Ms. Mills is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 330 Madison Avenue, 10th Floor, New York, NY 10017. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name and Age	Position with Trust and Length of Term	Principal Occupations in Past 5 Years
Armen Arus 41	President Since February 2010	Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Partners Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.
Ted Uhl 39	Chief Compliance Officer Since October 2010	Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.
Keith D. Kemp 53	Treasurer Since February 2010	Director of Transparent Value, LLC since 2010; Director of Guggenheim Partners Investment Management LLC since 2010; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009.
Pete Greenly 44	Assistant Treasurer Since September 2012	Fund Controller, ALPS Fund, Services, Inc. since June 2011; Manager of Valuations with Great West Life and Annuity from 2011 to 2012, Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011, Project Manager at Old Mutual Capital from 2007 -2010, Manager of Fund Accounting and Operations with Founders Asset Management, LLC from 1994 – 2006.
Rhonda A. Mills 47	Secretary Since February 2012	Vice President and Associate Counsel of ALPS, ALPS Advisors, Inc., and ALPS Distributors, Inc. since 2011. Managing Member, Mills Law, LLC from 2010 to 2011. Counsel, Old Mutual Capital, Inc. from 2006 – 2009.

PURCHASING AND REDEEMING SHARES

The Portfolio sells its shares only to separate accounts of various insurance companies (the “Insurer(s)”) and to various qualified plans (“Retirement Plans”). Shares are available through investment in various Retirement Plans or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers. Contract investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the Portfolio and to transfer to, and redeem amounts from, the Portfolio. Purchases and redemptions may be made on any day the New York Stock Exchange (the “NYSE”) is open for business. Shares of the Portfolio are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Portfolio’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Portfolio for any period during which the NYSE, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Portfolio adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not readily available or determined to not represent the fair value of the security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board.

Use of Third-Party Independent Pricing Agents. Pursuant to contracts with the Administrator, market prices for most securities held by the Portfolio are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

Fair Value Procedures. Pursuant to procedures approved by the Board, the Board has designated a valuation committee to make all necessary determinations of fair value for portfolio securities for which market quotations are not readily available. “Fair value” of a portfolio security shall typically be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. Generally, the Adviser or Sub-Adviser will monitor the valuation of the portfolio securities and immediately notify the committee if it reasonably believes that the value of any security should be determined by the committee. In addition, the Administrator shall, within the scope of its pricing responsibilities, monitor the need for determining the fair value of any portfolio securities, and shall promptly notify the committee or the Adviser or Sub-Adviser if it becomes aware of any circumstances that it believes may indicate the need to make such a determination. Absent extraordinary circumstances, the Adviser or Sub-Adviser must provide the committee with a valuation recommendation specifying the information supporting the recommendation, which shall be reflected in the minutes of the committee meeting, and shall be available for inspection by the Trust’s independent registered public accounting firm. The committee may approve the proposed pricing methodology if the committee determines that such methodology will produce a price for the security each day that represents a “fair value” of the security on that day. The committee will also determine the frequency with which the valuation determination will be reviewed. All determinations of value made by the committee, including the factors considered and the valuation methodology employed, will be fully documented and retained as part of the Trust’s records.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and their shareholders that is intended to supplement the discussion contained in the Portfolio’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Portfolio’s prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and the federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your Contract prospectus and consult your tax adviser.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. The Portfolio intends to qualify and elect to be treated as a “regulated investment company” (“RIC”) under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which they may be subject. The Board reserves the right not to maintain the qualification of the Portfolio as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Portfolio must distribute at least 90% of its net investment income (which includes dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of the Portfolio’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of the Portfolio’s assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. Although the Portfolio intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is “adequately diversified.” A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Regulations. Specifically, the Regulations provide that, except as permitted by the “safe harbor” discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, U.S. government securities and securities of other RICs. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the U.S. Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are held only by insurance companies and certain fund managers (an “Insurance Dedicated Fund”).

If the segregated asset account upon which a variable contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods and (b) the holders of such contract must include as ordinary income the “income on the contract” for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally, the excess of: (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year; over (ii) the premiums paid under the contract during the taxable year. In addition, if the Portfolio does not constitute an Insurance

Dedicated Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The Internal Revenue Service (“IRS”) has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. The arrangements concerning this Portfolio is similar to, but different in some respects from, those described by the IRS in rulings in which it was determined that the variable contract owners were not owners of the separate account assets. The Portfolio has not requested a private letter ruling from the IRS regarding the Portfolio’s status and whether the insurance company rather than the variable contract owners should be treated as the owner of the securities underlying the separate account. You should review your variable contract’s prospectus and statement of additional information and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If the Portfolio fails to satisfy the qualifying income or diversification requirements in any taxable year, the Portfolio may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Portfolio corrects the failure within a specified period of time. If the Portfolio fails to qualify as a RIC, and these relief provisions are not available, the Portfolio will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and possibly lower tax rates applicable to qualified dividend income distributed to individuals. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC.

Owners of variable contracts which have invested in the Portfolio that fails to qualify as a RIC might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if the Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the variable contracts.

Deferral of Late Year Losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A ‘qualified late year loss’ generally includes net operating loss incurred after December 31 of the current taxable year, net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

Capital Loss Carryovers. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains, the excess of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Portfolio experiences an ownership change as defined in the Code. As of September 30, 2013, the Portfolio does not have unused capital losses for federal income tax purposes.

Federal Excise Tax. If the Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Portfolio paid no federal income tax), the Portfolio will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most, their net capital gains and pay tax thereon.

The Portfolio may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio and/or defer the Portfolio’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Portfolio.

With respect to investments in STRIPS, TRs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Portfolio will be required to include as part of its current income the imputed interest on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell Portfolio securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Under a notice issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of an Portfolio’s income (including income allocated to a Portfolio from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”)(referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, the excess inclusion income, if any, may be treated as passed through by the Portfolio and a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of the Portfolio’s excess inclusion income. Although the Portfolio does not expect to make investments that generate or pass through excess inclusion income, it may make such investments and may need to make certain elections set forth in the notice.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s markup or reflect a dealer’s markdown. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Portfolio will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Portfolio executes transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Portfolio, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Portfolio may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Portfolio to participate in higher volume transactions will generally be beneficial to the Portfolio.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more broker is believed capable of providing the best combination of price and execution, the Portfolio’s Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Portfolio to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Portfolio.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Portfolio commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Portfolio or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Portfolio’s Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Portfolio may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Portfolio Affiliates. The Portfolio may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Portfolio, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Portfolio for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Portfolio, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Portfolio Turnover Rate. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Portfolio may invest since such contracts generally have remaining maturities of less than one-year. The Portfolio may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved, and is responsible for oversight of, a policy and procedures that govern the timing and circumstances regarding the disclosure of Portfolio portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of Portfolio shareholders, and include procedures to address conflicts between the interests of the Portfolio’s shareholders, and those of the Portfolio’s Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolio, the Adviser, Sub-Adviser or the principal underwriter.

Pursuant to applicable law, the Portfolio is required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Portfolio discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Portfolio shareholders (as available), which are filed with the SEC on Form N-CSR and distributed to shareholders. The Portfolio’s complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Portfolio shareholders, but are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

In addition, the Portfolio’s portfolio holdings information is available on the Portfolio’s web site – www.transparentvalue.com. The Portfolio generally post a detailed list of the securities held by the Portfolio (portfolio holdings) within 60 days after the end of the quarter. The Adviser or Sub-Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Portfolio. The postings generally remain until replaced by new postings as described above. This information is publicly available to all categories of persons.

The Portfolio’s policies and procedures provide that an authorized person may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the Internet, including disclosing portfolio holdings to third parties as frequently as daily with no lag time; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program other than to engage in bona fide hedging transactions for legitimate business purposes. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Portfolio, Adviser and its affiliates or recipient of the Portfolio’s portfolio holdings information. The Portfolio will review a third party’s request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

With the exception of disclosures to certain service providers and to rating and ranking organizations as described below, the Portfolio requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential, that the recipient has a duty not to trade on the non-public information other than to engage in bona fide hedging transactions for legitimate business purposes and the recipient will use such information solely to analyze and rank the Portfolio, to perform due diligence and asset allocation or for another legitimate business purpose, depending on the recipient of the information. The Adviser currently does not have any arrangements to provide Portfolio portfolio holdings information (including security name, ticker symbol, CUSIP, number of shares, current market value and percentage of portfolio, as well as percentage weightings for the Portfolio’s top ten holdings) to third parties prior to the date on which portfolio holdings information is posted on the Portfolio’s web site.

The Portfolio’s Custodian and Administrator may receive portfolio holdings information as frequently as daily in connection with their services to the Portfolio. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Portfolio’s service providers that would prohibit them from disclosing or trading on the Portfolio’s non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Portfolio.

From time to time, rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Portfolio. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Portfolio’s portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Portfolio believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of a fund. The share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no pre-emptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Portfolio’s shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Portfolio’s proxy voting record.

The Trust is required to disclose annually the Portfolio’s complete proxy voting record on Form N-PX. A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available on Form N-PX: (i) without charge, upon request, by calling 1-888-727-6885 or by writing to the Portfolio at P.O. Box 46103, Denver, CO 80201 and (ii) on the SEC’s web site at http://www.sec.gov.

CODES OF ETHICS

The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Adviser and the Distributor have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. Subject to and consistent with the Portfolio’s Code of Ethics, access persons are permitted to engage in personal securities transactions in securities that are held by the Portfolio. All access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of the Portfolio, or is identified as the record owner of more than 25% of the Portfolio and has voting and/or investment powers, that person may be presumed to control the Portfolio. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Portfolio shareholders. The Portfolio is newly registered, and no shares were outstanding prior to the date of this SAI.

FINANCIAL STATEMENTS

You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at P.O. Box 46103, Denver, CO 80201, or by calling 1-888-727-6885.

APPENDIX A – DESCRIPTION OF RATINGS

RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1

This is the highest category by Standard and Poor’s (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1

Issues rated Prime-1 (or supporting institutions) by Moody’s have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody’s Short-Term MIG/VMIG Ratings – U.S. Tax-Exempt Municipals

There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody’s Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

Issues that are subject to a periodic reoffer and resale in the secondary market in a “dutch auction” are assigned a long-term rating based only on Moody’s assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody’s expresses no opinion as to the ability of the holder to sell the security in a secondary market “dutch auction.” Such issues are identified by the insertion of the words “dutch auction” into the name of the issue.

Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3

This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4

This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

•	Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody’s

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Bonds that are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

Moody’s makes no representation that rated bank or insurance company obligations are exempt from the registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. (“Fitch”)

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

APPENDIX B –PROXY VOTING POLICIES AND PROCEDURES

GUGGENHEIM PARTNERS INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

POLICY

Guggenheim Partners Investment Management, LLC (“GPIM”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 (“Funds”) and clients that are pension plans (“Plans”) subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). This document sets forth GPIM’s policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Rule 206(4)-6 requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the best interest of clients; such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted proxies with respect to their securities; and
•	Describe to clients the adviser’s proxy voting procedures and, upon request, furnish a copy of the policies and procedures.

Where GPIM has been delegated the responsibility for voting proxies, it must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term interests of its clients. This generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. GPIM’s authority is initially established by its advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of GPIM’s clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between GPIM and its clients with respect to proxy voting are resolved in the best interests of the clients.

PROCEDURES

1. Overview

Guggenheim Partners Investment Management, LLC (“GPIM”) utilizes the services of an outside proxy voting firm, Institutional Shareholder Services Inc. (“ISS”), to act as agent for the proxy process, to maintain records on proxy votes for its clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. The proxy voting guidelines (the “Guidelines”), attached as Appendix A and Appendix B to these Proxy Voting Policy and Procedures, set forth the ISS guidelines that GPIM uses in voting specific proposals. Depending on the objective of Fund or client account and the portfolio team managing, GPIM will assign the proxy voting guidelines in Appendix A or B to determine how proxies will be voted. GPIM reviews these voting recommendations and generally votes proxies in accordance with such recommendations.

However, the vote entered on a client’s behalf with respect to a particular proposal may differ from the Guidelines if it is determined to be in the best interest of the client. If a proposal is voted in a manner different than set forth in the Guidelines, the reasons therefore shall be documented in writing by the appropriate investment team(s) and retained by Operations. The manner in which specific proposals are to be voted may differ based on the type of client account. For example, a specific proposal may be considered on a case-by-case basis for socially aware client accounts, while all other accounts may always vote in favor of the proposal.

In the absence of contrary instructions received from GPIM, ISS will vote proxies in accordance with the Guidelines attached as Appendix A or Appendix B hereto, as such Guidelines may be revised from time to time by representatives from Investment Management and Compliance (the ad hoc “Committee”). ISS will employ these guidelines based on account set up instructions received from Operations. ISS will notify Operations of all proxy proposals that do not fall within the Guidelines (i.e. proposals which are either not addressed in the Guidelines or proposals for which GPIM has indicated that a decision will be made on a case-by-case basis). Such proposals will be forwarded by Operations to the investment team(s) responsible for the client account. If the investment team(s) responsible determines that there is no material conflict of interest, the proposal will be voted in accordance with the recommendation of said team(s).

2. Resolving Potential Conflicts of Interest

GPIM may occasionally be subject to conflicts of interest in the voting of proxies due to relationships it maintains with persons having an interest in the outcome of certain votes. The proxies that are not addressed by the Guidelines or are to be voted on a case-by-case basis will be forwarded to the appropriate investment management team(s) by Operations. Determination of whether there is a material conflict of interest between GPIM and a client due to (a) the provision of services or products by a GPIM affiliate to the company on whose behalf proxies are being solicited, (b) personal relationships that may exist between personnel of GPIM or its affiliates and proponents of a proxy issue or (c) any other issue, shall be made by senior members of the investment team responsible for voting the proxy. If a conflict of interest exists, the investment team will consult the Committee (and Legal, as necessary) to determine how to vote the proxy consistent with the procedures below.

In the absence of established Guidelines (e.g., in instances where the Guidelines provide for a “case-by-case” review), GPIM may vote a proxy regarding that proposal in any of the following manners:

▪	Refer Proposal to the Client – GPIM may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.
▪

Obtain Client Ratification – If GPIM is in a position to disclose the conflict to the client (i.e., such information is not confidential), GPIM may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client’s consent for how GPIM will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

▪

Use an Independent Third Party for All Proposals – Subject to any client imposed proxy voting policies, GPIM may vote all proposals in a proxy according to the policies of an independent third party (or to have the third party vote such proxies).

▪

Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict – Subject to any client imposed proxy voting policies, GPIM may use an independent third party to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

▪	Abstaining

The method selected by GPIM to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

3. Special Situations (As Applicable)

3.1. Securities Subject to Lending Arrangements

For various legal or administrative reasons, GPIM is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. GPIM will refrain from voting such securities where the cost to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, GPIM may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in GPIM’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding, and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

3.2 Special Issues with Voting Foreign Proxies

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), GPIM may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

3.3 Share Blocking

In certain countries the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (“share blocking”). The portfolio manager retains the final authority to determine whether to block the shares in the client’s account or to forego voting the shares.

3.4 Lack Of Adequate Information, Untimely Receipt Of Proxy Or Excessive Costs

GPIM may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely manner may prevent analysis or entry of a vote by voting deadlines. GPIM’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to the client.

4. Undue Influence

If at any time any person involved in the GPIM’s proxy voting process is pressured or lobbied either by GPIM’s personnel or affiliates or third parties with respect to a particular proposal, he or she should provide information regarding such activity to GPIM Compliance or Legal. A determination will then be made regarding this information, keeping in mind GPIM’s duty of loyalty and care to its clients.

5. Recordkeeping

GPIM is required to keep the following records:

▪	a copy of this policy;
▪	proxy statements received regarding client securities;
▪	records of votes cast on behalf of clients;
▪	any documents prepared by GPIM that were material to making a decision how to vote, or that memorialized the basis for the decision; and
▪	records of client requests for proxy voting information and a copy of any written response by GPIM to any client request (regardless of whether such client request was written or oral).

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations.

GPIM may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by GPIM that are maintained with a third party, such as ISS, provided that GPIM has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

6. Disclosure

Rule 206(4)-6 requires GPIM to disclose in response to any client request how the client can obtain information from GPIM on how the client’s securities were voted. GPIM will disclose in Form ADV Part 2 that clients can obtain information on how their securities were voted by submitting a written request to GPIM. Upon receipt of a written request from a client, GPIM will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires GPIM to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. GPIM will provide such a description in its Form ADV Part 2. Upon receipt of a written request from a client, GPIM will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

EXHIBIT A

2013 U.S. Proxy Voting Concise Guidelines

December 19, 2012

Institutional Shareholder Services Inc.

Copyright © 2012 by ISS

www.issgovernance.com

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

ISS’2013 U.S. Proxy Voting Concise Guidelines

•	The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2013 proxy voting guidelines can be found at

http://www.issgovernance.com/files/2013ISSUSSummaryGuidelines.pdf

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

An auditor has a financial interest in or association with the company, and is therefore not independent;

There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

▶▶▶▶▶

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability

2.	Board Responsiveness

3.	Director Independence

4.	Director Competence

1. Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

—	A classified board structure;

—	A supermajority vote requirement;

—	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

—	The inability of shareholders to call special meetings;

—	The inability of shareholders to act by written consent;

—	A dual-class capital structure; and/or

—	A non–shareholder-approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

—	The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

—	The issuer’s rationale;

—	The issuer’s governance structure and practices; and

—	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

—	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

—	Whether the issues raised are recurring or isolated;

—	The company’s ownership structure; and

—	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;

1.18.	Failure to replace management as appropriate; or

1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Board Responsiveness

Vote AGAINST or WITHHOLD from individual directors, committee members, or the entire board of directors as appropriate if:

2.1.	For 2013, the board failed to act[4] on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

4 Responding to the shareholder proposal will generally mean either full implementation of the proposal or, if the matter requires a vote by shareholders, a management proposal on the next annual ballot to implement the proposal. Responses that involve less than full implementation will be considered on a case-by-case basis, taking into account:

•    The subject matter of the proposal;

•    The level of support and opposition provided to the resolution in past meetings;

•    Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•    Actions taken by the board in response to its engagement with shareholders;

•    The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

2.2.	For 2013, the board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

2.3.	For 2014, the board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year;

2.4.	The board failed to act on takeover offers where the majority of shares are tendered;

2.5.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.6.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.7.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

—	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

—	The company’s ownership structure and vote results;

—	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

—	The previous year’s support level on the company’s say-on-pay proposal.

3. Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	Independent directors make up less than a majority of the directors.

•	Other factors as appropriate.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

4. Director Competence

Attendance at Board and Committee Meetings:

4.1.	Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

o	Medical issues/illness;

o	Family emergencies; and

o	Missing only one meeting (when the total of all meetings is three or fewer).

4.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[6].

▶▶▶▶▶

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

5 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

6 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Company-specific factors; and

Proposal-specific factors, including:

o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

o	The maximum proportion of directors that shareholders may nominate each year; and

o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

▶▶▶▶▶

Proxy Contests—Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

Long-term financial performance of the target company relative to its industry;

Management’s track record;

Background to the proxy contest;

Qualifications of director nominees (both slates);

Strategic plan of dissident slate and quality of critique against management;

Likelihood that the proposed goals and objectives can be achieved (both slates);

Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.

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Shareholder Rights & Defenses

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

No lower than a 20% trigger, flip-in or flip-over;

A term of no more than three years;

No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

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Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[7] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

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7 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company’s use of authorized shares during the last three years

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

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Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

The company discloses a compelling rationale for the dual-class capital structure, such as:

o	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

o	The new class of shares will be transitory;

The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

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ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

There is a significant misalignment between CEO pay and company performance (pay for performance);

The company maintains significant problematic pay practices;

The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•	There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

o	Magnitude of pay misalignment;

o	Contribution of non-performance-based equity grants to overall pay; and

o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[8] Alignment:

8 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company’s selected peers’ GICS industry group with size constraints, via a process designed to select peers that are

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);
The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

The ratio of performance- to time-based equity awards;
The overall ratio of performance-based compensation;
The completeness of disclosure and rigor of performance goals;
The company’s peer group benchmarking practices;
Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
Realizable pay compared to grant pay; and
Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

Problematic practices related to non-performance-based compensation elements;

Incentives that may motivate excessive risk-taking; and

Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);
o	CIC payments with excise tax gross-ups (including “modified” gross-ups).

closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company’s.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

Incentives that may Motivate Excessive Risk-Taking

Multi-year guaranteed bonuses;

A single or common performance metric used for short- and long-term plans;

Lucrative severance packages;

High pay opportunities relative to industry peers;

Disproportionate supplemental pensions; or

Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

Duration of options backdating;

Size of restatement due to options backdating;

Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

Failure to respond to majority-supported shareholder proposals on executive pay topics; or

Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

o	The company’s response, including:

▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

▪	Specific actions taken to address the issues that contributed to the low level of support;

▪	Other recent compensation actions taken by the company;

o	Whether the issues raised are recurring or isolated;

o	The company’s ownership structure; and

o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

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Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

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Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

—	Single- or modified-single-trigger cash severance;

—	Single-trigger acceleration of unvested equity awards;

—	Excessive cash severance (>3x base salary and bonus);

—	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

—	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

—	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

—	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

The total cost of the company’s equity plans is unreasonable;

The plan expressly permits repricing;

A pay-for-performance misalignment is found;

The company’s three year burn rate exceeds the burn rate cap of its industry group;

The plan has a liberal change-of-control definition; or

The plan is a vehicle for problematic pay practices.

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Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

—	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

—	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

—	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

—	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

—	If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

—	If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Political Spending & Lobbying Activities

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities. However, the following will be considered:

The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

—	The company’s current disclosure of relevant policies and oversight mechanisms;

—	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities; and

—	The impact that the public policy issues in question may have on the company’s business operations, if specific public policy issues are addressed.

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Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS International Proxy Voting Guidelines.

ISS’ 2013 U.S. Proxy Voting Concise Guidelines

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Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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ISS’ 2013 U.S. Proxy Voting Concise Guidelines

TAFT-HARTLEY ADVISORY SERVICES

PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of ISS’ Taft-Hartley Advisory Services. The U.S. Department of Labor (DOL) has stated that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock and that trustees may delegate this duty to an investment manager. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisor Act of 1940. ISS is a registered investment adviser under the Investment Advisor Act of 1940.

Taft-Hartley Advisory Services will vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. The interests of participants and beneficiaries will not be subordinated to unrelated objectives. Taft-Hartley Advisory Services shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to Taft-Hartley Advisory Services’ clients have not been received, Taft-Hartley Advisory Services will make reasonable efforts to obtain missing proxies. Taft-Hartley Advisory Services is not responsible for voting proxies it does not receive.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in full conformity with the AFL-CIO proxy voting policy.

Taft-Hartley Advisory Services shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Taft-Hartley Advisory Services’ compliance with its responsibilities and will facilitate clients’ monitoring of Taft-Hartley Advisory Services. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time Taft-Hartley Advisory Services is retained. Taft-Hartley Advisory Services shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

2013 Taft-Hartley U.S. Proxy Voting Guidelines - 6 -

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)

Certificate of Trust dated June 8, 2009 of Transparent Value Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A, filed with the SEC on June 15, 2009.

(a)(2)

Registrant’s Agreement and Declaration of Trust dated June 8, 2009 is incorporated herein by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on March 25, 2010.

(b)	Registrant’s By-Laws dated June 8, 2009 are incorporated herein by reference to Exhibit (b) to Pre-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on March 25, 2010.

(c)	Not applicable.

(d)(1)(a)

Investment Advisory Agreement dated March 15, 2010 between the Registrant and Guggenheim Partners Investment Management, LLC is incorporated herein by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on March 25, 2010.

(d)(1)(b)

Schedule A, as revised January 28, 2013, to the Investment Advisory Agreement dated March 15, 2010 between the Registrant and Guggenheim Partners Investment Management, LLC is incorporated herein by reference to Exhibit (d)(1)(b) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(d)(1)(c)	Schedule A, as revised, to the Investment Advisory Agreement dated March 15, 2010 between the Registrant and Guggenheim Partners Investment Management, LLC, to be filed by subsequent amendment.

(d)(2)(a)

Expense Limitation Agreement dated June 11, 2012 between the Registrant and Guggenheim Partners Investment Management, LLC, for the Transparent Value Directional Allocation Fund is incorporated herein by reference to Exhibit (d)(2)(c) to Post-Effective Amendment No. 7 to this Registration Statement, filed with the SEC on June 11, 2012.

(d)(2)(b)

Amendment to the Expense Limitation Agreement dated January 28, 2013 between the Registrant and Guggenheim Partners Investment Management, LLC, for the Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value and Transparent Value Directional Allocation Fund is incorporated herein by reference to Exhibit (d)(2)(b) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(d)(2)(c)

Amendment to the Expense Limitation Agreement between the Registrant and Guggenheim Partners Investment Management, LLC, for the Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value

Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value, Transparent Value Directional Allocation Fund and Transparent Value Small-Cap Fund, to be filed by subsequent amendment.

(d)(3)(a)

Sub-Advisory Agreement dated March 15, 2010 between Guggenheim Partners Investment Management, LLC and Transparent Value Advisors, LLC is incorporated herein by reference to Exhibit (d)(3) to Pre-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on March 25, 2010.

(d)(3)(b)

Schedule A, as amended January 28, 2013, to the Sub-Advisory Agreement dated March 15, 2010 between Guggenheim Partners Investment Management, LLC and Transparent Value Advisors, LLC is incorporated herein by reference to Exhibit (d)(3)(b) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(d)(3)(c)	Schedule A, as last amended, to the Sub-Advisory Agreement between Guggenheim Partners Investment Management, LLC and Transparent Value Advisors, LLC, to be filed by subsequent amendment.

(e)(1)

Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 4 to this Registration Statement, filed with the SEC on January 27, 2012.

(e)(2)

Amendment dated January 28, 2013 to the Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(e)(3)	Amendment to the Distribution Agreement dated November 1, 2011 between the Registrant and ALPS Distributors, Inc., to be filed by subsequent amendment.

(e)(4)

Form of Broker Dealer Selling Agreement with ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(f)	Not applicable.

(g)

Mutual Fund Custody and Services Agreement dated March 3, 2010 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) to Pre-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on March 25, 2010.

(h)(1)(a)

Administration, Bookkeeping and Pricing Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on January 28, 2011.

(h)(1)(b)	Amendment to Appendices A and B dated June 11, 2012 to the Administration, Bookkeeping and Pricing Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 7 to this Registration Statement, filed with the SEC on June 11, 2012.

(h)(1)(c)

Amendment to Appendix A dated January 28, 2013 to the Administration, Bookkeeping and Pricing Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(h)(1)(d)	Amendment to the Administration, Bookkeeping and Pricing Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc., to be filed by subsequent amendment.

(h)(2)(a)

Transfer Agency and Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(a) to Post-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on January 28, 2011.

(h)(2)(b)

Amendment dated January 28, 2013 to the Transfer Agency and Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(b) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(h)(2)(c)	Amendment to the Transfer Agency and Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc., to be filed by subsequent amendment.

(h)(3)(a)

Transfer Agency Interactive Client Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(3)(a) to Post-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on January 28, 2011.

(h)(3)(b)

Amendment dated January 28, 2013 to the Transfer Agency Interactive Client Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(h)(3)(c)	Amendment to the Transfer Agency Interactive Client Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc., to be filed by subsequent amendment.

(h)(4)(a)

Chief Compliance Officer Services Agreement dated April 1, 2010 by and between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4)(a) to Post-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on January 28, 2011.

(h)(4)(b)

Amendment dated June 11, 2012 to the Chief Compliance Officer Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4)(b) to Post-Effective Amendment No. 7 to this Registration Statement, filed with the SEC on June 11, 2012.

(h)(4)(c)

Amendment to Exhibit A dated January 28, 2013 to the Chief Compliance Officer Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4)(c) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(h)(4)(d)	Amendment to the Chief Compliance Officer Services Agreement dated April 1, 2010 between the Registrant and ALPS Fund Services, Inc., to be filed by subsequent amendment.

(h)(5)

Form of Shareholder Servicing Agreement with ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(h)(6)

Shareholder Servicing Plan dated December 21, 2009, as amended November 10, 2011, February 29, 2012 and January 28, 2013, relating to Class A Shares, is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(h)(7)	Shareholder Servicing Plan dated December 21, 2009, as most recently revised, to be filed by subsequent amendment.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by subsequent amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)

Distribution and Shareholder Services Plan dated December 21, 2009, as amended February 29, 2012 and January 28, 2013, is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(m)(2)	Distribution and Shareholder Services Plan dated December 21, 2009, as most recently revised, to be filed by subsequent amendment.

(n)(1)

Rule 18f-3 Multiple Class Plan dated December 21, 2009, as amended February 29, 2012 and January 28, 2013, is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(n)(2)	Rule 18f-3 Multiple Class Plan dated December 21, 2009, as most recently revised, to be filed by subsequent amendment.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 4 to this Registration Statement, filed with the SEC on January 27, 2012.

(p)(2)

Code of Ethics of Guggenheim Partners Investment Management, LLC is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(p)(3)

Code of Ethics of Transparent Value Advisors, LLC is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(p)(4)

Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 9 to this Registration Statement, filed with the SEC on January 28, 2013.

(q)

Powers of Attorney for Farhan Sharaff, John Masterson, Robert Casale, and Dennis Cullen are incorporated herein by reference to Exhibit (q) to Pre-Effective Amendment No. 2 to this Registration Statement, filed with the SEC on March 25, 2010.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust’s Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust’s By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the

Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Guggenheim Partners Investment Management, LLC, (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 330 Madison Avenue, 10th Floor New York, NY 10017. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Julian Koski Managing Director	Transparent Value Advisors, LLC	Co-Chief Executive Officer
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member
	Leo & Tess LLC	Managing Member
	Plantum Investments, Limited	Managing Member
Armen Arus Managing Director	Transparent Value Advisors, LLC	Co-Chief Executive Officer
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member
	LEKA Investments, LLC	Managing Member
	Plantum Investments, Limited	Managing Member

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Farhan Sharaff Senior Managing Director	Transparent Value Advisors, LLC	Chief Investment Officer
	Guggenheim Partners Asset Management, LLC	Equities Chief Investment Officer
	Guggenheim Global Investments PLC	Director
	Guggenheim Funds Investment Advisors, LLC	Chief Investment Officer
John F. Klein	GI Holdco II LLC	Director/President
	GI Holdco LLC	Director/President
	Guggenheim Partners Investment Management Holdings, LLC	Director/President
	Guggenheim Partners Investment Management, LLC	President
William Hagner General Counsel	E5 Global Media (UK)	Director
	Prometheus Global Media Holdings, LLC	Director
	Prometheus Global Media, LLC	Director
	Lionel Holdings LLC	Director
	Guggenheim Investment Advisors (Europe) Limited	Director
Stephen Sautel Chief Operating Officer	Guggenheim Global Investments PLC	Director
	Guggenheim-meZocliq Holdings, LLC	Manager
	IF Technologies, Inc.	Director

Transparent Value Advisors, LLC (the “Sub-Adviser”) serves as investment sub-adviser for each series of the Trust. The principal address of the Sub-Adviser is 330 Madison Avenue, 10th Floor New York, NY 10017. The Sub-Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee as follows:

Name and Position with Sub-Adviser	Name of Other Company	Connection with Other Company
Julian Koski Co-Chief Executive Officer	Guggenheim Partners Investment Management, LLC	Managing Director
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member

	Leo & Tess LLC	Managing Member
	Plantum Investments, Limited	Managing Member
Armen Arus Co-Chief Executive Officer	Guggenheim Partners Investment Management, LLC	Managing Director
	Guggenheim Transparent Value, LLC	Member and Co-Chief Executive Officer
	Transparent Value, LLC	Member
	LEKA Investments, LLC	Managing Member
	Plantum Investments, Limited	Managing Member
Farhan Sharaff Chief Investment Officer	Guggenheim Partners Investment Management, LLC	Senior Managing Director
	Guggenheim Partners Asset Management, LLC	Equities Chief Investment Officer
	Guggenheim Global Investments PLC	Director
	Guggenheim Funds Investment Advisors, LLC	Chief Investment Officer
Gennadiy Khayutin Managing Director	Guggenheim Transparent Value, LLC	Managing Director

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.         Principal Underwriters

(a)    ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Drexel Hamilton Investment Partners LLC, EGA Emerging Global Shares Trust, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs and Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)	The following information is furnished with respect to the directors and officers of ALPS Distributors, Inc.

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Erin E. Douglas	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda Mills	Vice President, Associate Counsel	Secretary
Jennifer T. Welsh	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Jeff Brainard	Vice President, Divisional Sales Manager – Internal Sales	None
James Stegall	Vice President, Institutional Sales Manager	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None
Gary Ross	Vice President, Director of Sales	None

*	c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

Item 33. Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:

c/o Guggenheim Partners Investment Management, LLC

330 Madison Avenue, 10th Floor

New York, NY 10017

c/o Transparent Value Advisors, LLC

330 Madison Avenue, 10th Floor

New York, NY 10017

(b)	Adviser:

Guggenheim Partners Investment Management, LLC

330 Madison Avenue, 10th Floor

New York, NY 10017

(c)	Sub-Adviser:

Transparent Value Advisors, LLC

330 Madison Avenue, 10th Floor

New York, NY 10017

(d)	Principal Underwriter:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(e)	Custodian:

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Item 34.         Management Services

Not Applicable.

Item 35.         Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 21st day of January, 2014.

Transparent Value Trust

/s/ Armen Arus
Armen Arus
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Member of the Board of Trustees	January 21, 2014
Farhan Sharaff

*	Member of the Board of Trustees	January 21, 2014
John Masterson

*	Member of the Board of Trustees	January 21, 2014
Robert J. Casale

*	Member of the Board of Trustees	January 21, 2014
Dennis A. Cullen

/s/ Keith D. Kemp	Treasurer	January 21, 2014
Keith D. Kemp

/s/ Armen Arus	President	January 21, 2014
Armen Arus

* /s/ Armen Arus
Armen Arus

*	Attorney-in-Fact pursuant to powers of attorney filed as Exhibit (q) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

EXHIBIT INDEX

Exhibit Number	Exhibit

None